BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition
Lease incentives, gross	$ 8,337,000	$ 3,703,000	$ 3,703,000
Lease incentives, accumulated amortization	1,151,000	640,000	265,000
Percentage rent included in rental and other property revenue	99,000	162,000	128,000
Accounts Receivable
Allowance for uncollectible accounts receivable	76,000	144,000
Segment Information
Number of operating business segments	3
Advance bookings
Purchase Accounting for Acquisition of Investments in Real Estate
Intangible asset - net	190,000	0
Amortization period	3 years	3 years
Advance bookings | Minimum
Purchase Accounting for Acquisition of Investments in Real Estate
Amortization period	1 year
Advance bookings | Maximum
Purchase Accounting for Acquisition of Investments in Real Estate
Amortization period	3 years
Franchise affiliation fee
Purchase Accounting for Acquisition of Investments in Real Estate
Intangible asset - net	1,349,000	1,743,000
Amortization period	10 years	10 years
Tax abatement
Purchase Accounting for Acquisition of Investments in Real Estate
Intangible asset - net	$ 3,053,000	$ 3,604,000
Amortization period	8 years	8 years